Summary of change in the valuation allowances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance, January 1	$ 16,010,893	$ 7,701,853
Change in valuation allowance associated with foreign currency translation adjustments during the current year	(947,349)	(4,266)
Change in valuation allowance associated with current year earnings	9,224,041	8,313,306
Change in estimate during current year
Ending balance, December 21	$ 24,287,585	$ 16,010,893